Finance Receivables (Details) (10-Q) $ in Millions	9 Months Ended
	Sep. 30, 2016 USD ($) Loans	Dec. 31, 2015 USD ($) Loans	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Personal loans | $	$ 13,656	$ 13,267	$ 3,831
Consumer Loan [Member] | Consumer Household Goods or Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of personal loans | Loans	22	22
Consumer Loan [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables, original term (years)	3 years
Consumer Loan [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables, original term (years)	6 years
Credit Card Receivable [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables, original term (years)	60 months
Real Estate Loan [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables, original term (years)	360 months